Shareholders' equity (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Current assets	$ 1,272,221	$ 1,207,268
Current liabilities	1,467,344	1,145,293
Non-current assets	4,002,696	3,430,197
Non-current liabilities	2,518,010	2,431,879
Net assets	(529,260)	(430,957)
Accumulated non-controlling interests	286,629	246,363
Net revenues	3,002,055	2,766,481	$ 2,573,233
Net income (loss) for the year	223,144	(187,407)	(291,810)
Other comprehensive loss	75,464	(186,630)	79,025
Total comprehensive income (loss) for the year	298,608	(374,037)	(212,785)
Net cash provided by (used in) operating activities	364,957	351,385	256,198
Net cash used in investing activities	(297,044)	(238,120)	(270,352)
Net cash (used in) provided by financing activities	(185,305)	62,446	(34,636)
(Decrease) increase in cash and cash equivalents	(104,666)	163,278	$ (40,567)
Nexa Resources Peru S.A.A. [member]
IfrsStatementLineItems [Line Items]
Current assets	847,874	840,727
Current liabilities	427,941	381,329
Current net assets	419,933	459,398
Non-current assets	1,495,772	1,176,393
Non-current liabilities	518,914	422,555
Non-current net assets	976,858	753,838
Net assets	1,396,791	1,213,236
Accumulated non-controlling interests	242,227	205,102
Net revenues	1,063,503	881,122
Net income (loss) for the year	276,866	(41,999)
Other comprehensive loss
Total comprehensive income (loss) for the year	276,866	(41,999)
Comprehensive (loss) income attributable to non-controlling interests	53,258	(5,229)
Dividends paid to non-controlling interests	17,179	5,938
Net cash provided by (used in) operating activities	152,509	244,940
Net cash used in investing activities	(155,881)	(108,007)
Net cash (used in) provided by financing activities	(113,055)	(16,245)
(Decrease) increase in cash and cash equivalents	(116,427)	120,688
Pollarix S.A. [member]
IfrsStatementLineItems [Line Items]
Current assets	44,390	21,597
Current liabilities	36,714	8,169
Current net assets	7,676	13,428
Non-current assets	60,627	53,843
Non-current liabilities	7,647	11,099
Non-current net assets	52,980	42,744
Net assets	60,656	56,172
Accumulated non-controlling interests	44,402	42,569
Net revenues	32,845	27,919
Net income (loss) for the year	46,783	28,959
Other comprehensive loss	7,932	(14,886)
Total comprehensive income (loss) for the year	54,715	14,073
Comprehensive (loss) income attributable to non-controlling interests	43,459	15,026
Dividends paid to non-controlling interests	17,088	14,616
Net cash provided by (used in) operating activities	27,532	(11,615)
Net cash used in investing activities	3,185	2,130
Net cash (used in) provided by financing activities	(2,462)	13,783
(Decrease) increase in cash and cash equivalents	$ 28,255	$ 4,298